DISPOSAL GROUP (Details) - Schedule of Disposal Group Insurance Premium Income - Scottish Widows [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DISPOSAL GROUP (Details) - Schedule of Disposal Group Insurance Premium Income [Line Items]
Net earned premiums	£ 2,714	£ 7,930	£ 8,068
Life insurance contracts [member]
DISPOSAL GROUP (Details) - Schedule of Disposal Group Insurance Premium Income [Line Items]
Gross premiums	2,564	7,355	7,298
Net earned premiums	2,491	7,187	7,210
Non-life insurance contracts [member]
DISPOSAL GROUP (Details) - Schedule of Disposal Group Insurance Premium Income [Line Items]
Net earned premiums	223	743	858
Life and pensions [member] | Life insurance contracts [member]
DISPOSAL GROUP (Details) - Schedule of Disposal Group Insurance Premium Income [Line Items]
Gross premiums	2,198	6,273	5,613
Annuities [member] | Life insurance contracts [member]
DISPOSAL GROUP (Details) - Schedule of Disposal Group Insurance Premium Income [Line Items]
Gross premiums	366	1,082	1,685
Ceded reinsurance premiums [member] | Life insurance contracts [member]
DISPOSAL GROUP (Details) - Schedule of Disposal Group Insurance Premium Income [Line Items]
Gross premiums	£ (73)	£ (168)	£ (88)